Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2018
Other non-current assets [abstract]
Details of other non-current assets
	As at 31 December
	2018	2017
Finance lease receivables*	10,811,603	617,187
VAT recoverable	3,282,075	2,741,604
Prepayments for pre-construction cost	987,469	937,161
Intangible assets **	698,541	697,884
Profit compensation from Huaneng Group***	440,551	244,533
Prepaid territorial water use right ****	370,307	374,743
Prepayments for capacity quota	303,399	303,399
Prepaid connection fees	113,587	120,486
Others	2,328,527	1,659,848

Total	19,336,059	7,696,845